Acquisition of Regent Feinbau Adermann GmbH (Details)				12 Months Ended
	Mar. 01, 2026 USD ($) shares	Mar. 01, 2026 EUR (€) shares	Jan. 04, 2021 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2020 shares	Mar. 01, 2026 EUR (€)
Acquisition of Regent Feinbau Adermann GmbH [Line Items]
Total consideration transferred percentage	51.00%							51.00%
Interest	$ 758,000,000							€ 662,000
Cash	$ 701,000			$ 9,000	$ 11,000			€ 612,000
Issuance of restricted shareS (in Shares) | shares	64,851	64,851	5,000	300,000			175,000
Common shares valued	$ 57,000
Percentage allocated to shareholders				49.00%
Estimated useful life of the customer relationship				6 years
Revenue				$ 4,805,000	7,412,000	$ 6,321,000
Net loss				(20,000)	$ 3,000	$ (19,000)
Regent Feinbau Adermann GmbH [Member]
Acquisition of Regent Feinbau Adermann GmbH [Line Items]
Percentage of interest acquired	51.00%							51.00%
Common shares valued | €		€ 50,000
Revenue				222,000
Net loss				$ 2,000